Intangible Assets (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual)
Amortization of intangible assets	$ 41,700	$ 74,944	$ 128,381	$ 127,316
Patents [Member]
Intangible Assets (Textual)
Intangible assets, useful life			8 years	8 years
Website [Member]
Intangible Assets (Textual)
Intangible assets, useful life			5 years	5 years